Other Financial Assets - Summary Of Composition Of The Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other financial assets and non-financial assets [line items]
Composition	$ 201,381,389	$ 180,443,674
Sundry debtors [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	103,795,538	82,226,448
Receivables from other spot sales pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	69,689,064	31,906,396
Private securities [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	26,390,995	14,039,085
Receivables from spot sales of foreign currency pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	1,413,273	49,842,133
Receivables from spot sales of government securities pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	93,988	1,521,526
Other [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	593,807	1,191,593
Subtotal [Member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	201,976,665	180,727,181
Allowances [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	$ (595,276)	$ (283,507)